Consolidated statement of cash flows (Parenthetical) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Consolidated statement of cash flows
Cash inflow on derivative financial instruments	€ 9	€ 273
Cash and cash equivalents	5,821	13,557
Bank overdrafts	€ 31	€ 269